ACQUISITIONS AND DISPOSALS (Schedule of Gain Realized on Deemed Disposal) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 24, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Apr. 06, 2017 CNY (¥)	Apr. 06, 2017 USD ($)
Major line items constituting pretax profit of discontinued operations:
Fair value of retained noncontrolling investment							¥ 151,355	$ 23,263
Disposition of net assets							92,501	14,217
Gain on disposal of Beijing Century Friendship and BPMC		¥ 58,854				$ 9,046	¥ 58,854	$ 9,046
Gain on disposal of discontinued operation		¥ 58,913	$ 9,055	¥ 0	¥ 16,381
JWYK [Member]
Major line items constituting pretax profit of discontinued operations:
Consideration	¥ 22,160
Disposition of net assets	5,779
Gain on disposal of discontinued operation	¥ 16,381